INCOME TAXES	12 Months Ended
Jun. 30, 2020
INCOME TAXES
NOTE 14 - INCOME TAXES

For the years ended June 30, 2020 and 2019, there was no provision for income taxes and deferred tax assets have been entirely offset by valuation allowances.

As of June 30, 2020, the Company has net operating loss carry forwards of approximately $3,010,852 that expire through the year 2038. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s income tax expense (benefit) differs from the “expected” tax expense (benefit) for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to income (loss) before income taxes), as follows:

	Years Ended June 30,
	2020	2019

Tax benefit at the statutory rate	$(227,173)	$(1,997,787)
State income taxes, net of federal income tax benefit	410,032	417,669
Non-deductible items	187,821	1,726,651
Non-taxable items	(165,664)	6,882
Change in valuation allowance	(205,016)	(153,415)

Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2014 through 2019 remain open to examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax asset at June 30, 2020 and 2019, respectively, are as follows:

	June 30,
	2020	2019

Net operating loss carryforward	$632,279	$427,263
Less valuation allowance	(632,279)	(427,263)

Net	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets as of June 30, 2020 and 2019 were fully offset by a 100% valuation allowance.